Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2024
C000127071
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1789 Growth & Income Fund - Class P Shares
C000092837
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1789 Growth & Income Fund - Class C Shares
Average Annual Return, Percent	25.33%		7.67%	6.23%
Without Sales Load [Member] | C000127071
Average Annual Return [Line Items]
Average Annual Return, Percent	27.65%		8.77%	7.31%
Without Sales Load [Member] | C000092837
Average Annual Return [Line Items]
Average Annual Return, Percent	26.33%		7.67%	6.23%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	38.02%		15.27%	13.00%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	38.02%		15.27%	13.00%
Dow Jones U.S. Select Dividend Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones US Select Dividend Index
Average Annual Return, Percent	34.25%		10.19%	9.83%
Dow Jones U.S. Select Dividend Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones US Select Dividend Index
Average Annual Return, Percent	34.25%		10.19%	9.83%